Principal Accounting Policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) $ / Coin shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Jan. 01, 2024 CNY (¥)
Accounting Policies [Line Items]
Prepayments received from customers		¥ 9,828,000		$ 5,129	¥ 37,447,000
Revenue recognized from contract liability	¥ 9,828,000	6,000	¥ 3,002,000
Other income, net	8,292,000	13,191,000	29,726,000
Employee social security and welfare benefits	9,571,000	8,291,000	5,755,000
Appropriations to statutory reserve	¥ 3,497,000	¥ 787,000	¥ 3,804,000
Weighted number of potentially diluted shares outstanding | shares	79,755	0	0
Foreign currency exchange rate		7.0827		7.1884	7.1884
Amortization of right-of-use assets			¥ 946,000
Decrease in lease liabilities			935,000
USD stable coin unit price | $ / Coin	1
Crypto asset fair value						¥ 332,000
Impairment of long-lived assets	¥ 210,000	¥ 0	0
Marketing and advertising expense	342,000,000	0	0
RMB
Accounting Policies [Line Items]
Foreign currency exchange rate				7.2993	7.2993
Interest expense and grantee fee [Member]
Accounting Policies [Line Items]
Prior period reclassification adjustment			73,000
Other income [Member]
Accounting Policies [Line Items]
Prior period reclassification adjustment			29,799,000
Government Grants [Member]
Accounting Policies [Line Items]
Other income, net	¥ 7,891,000	¥ 13,201,000	¥ 29,799,000
Maximum [Member]
Accounting Policies [Line Items]
Current Rates of Surcharge	6.00%
Minimum [Member]
Accounting Policies [Line Items]
Current Rates of Surcharge	5.00%